Note 7. Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	December 31, 2016			December 31, 2015
		Accumulated			Accumulated
	Cost	Amortization	Balance	Cost	Amortization	Balance
Customer relationships	$2,594,300	$(876,976)	$1,717,324	$706,300	$(120,520)	$585,780
Permits, licenses, and lease acquistion costs	1,513,500	(70,330)	1,443,170	304,400	(14,748)	289,652
Noncompete agreements	145,000	(31,583)	113,417	70,000	(7,583)	62,417
Trade names and trademarks	55,000	(18,333)	36,667	–	–	–
Technology	138,000	(30,667)	107,333	–	–	–
Non-solicitation agreement	28,000	(21,583)	6,417	28,000	(7,584)	20,416
Easements	121,000	–	121,000	11,000	–	11,000

	$4,594,800	$(1,049,472)	$3,545,328	$1,119,700	$(150,435)	$969,265

Schedule of Future Amortization, Intangible Assets Acquired in Acquisitions

The future amortization associated with the intangible assets is as follows:

	December 31,
	2017	2018	2019	2020	2021	Thereafter	Total
Customer relationships	$846,986	$733,603	$136,735	$–	$–	$–	$1,717,324
Permits, licenses and lease acquisition costs	77,950	77,950	77,950	77,950	77,950	1,053,420	1,443,170
Noncompete agreements	29,000	29,000	29,000	21,417	5,000	–	113,417
Trade names and trademarks	27,500	9,167	–	–	–	–	36,667
Technology	46,000	46,000	15,333	–	–	–	107,333
Nonsolicitation agreement	6,417	–	–	–	–	–	6,417

	$1,033,853	$895,720	$259,018	$99,367	$82,950	$1,053,420	$3,424,328

The weighted average amortization period, in months, for intangible assets is as follows:

Customer relationships	23
Permits, licenses, and lease acquisition costs	222
Non-compete agreements	47
Trade names and trademarks	16
Technology	28
Nonsolicitation agreement	6